Investments accounted for using the equity method - Nature of investments in associates (Details) - CNY (¥)					1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 28, 2018	Mar. 31, 2019	Dec. 31, 2020
Hangzhou Pengai
Summarised balance sheet
Percentage of share capital acquired				49.00%
Cash consideration				¥ 6,000,000
Proportion of ownership interest held				100.00%
Shenzhen Yueji
Summarised balance sheet
Equity interest in associate (in percent)					30.00%
Percentage of share capital acquired		30.00%			30.00%
Cash consideration		¥ 30,000,000			¥ 30,000,000
Proportion of ownership interest held					60.00%
Shenzhen Yueji
Summarised balance sheet
Proportion of ownership interest held		60.00%
Moyan (Shenzhen) Network Technology Co., Ltd
Summarised balance sheet
Equity interest in associate (in percent)	46.00%	46.00%
Shenzhen Yueji
Summarised balance sheet
Equity interest in associate (in percent)			30.00%
Mendis Aesthetic PTE. Ltd
Summarised balance sheet
Equity interest in associate (in percent)	44.40%	44.40%
Baotou Pengai
Summarised balance sheet
Equity interest in associate (in percent)		46.00%
Proportion of ownership interest disposed off						46.00%